FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

16.1 Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

16.1.1 Risk associated with exchange rates

Exchange rate risk management

In view of the main impacts of the aforementioned situation and those detailed in Note 1 to these Consolidated Financial Statements, the Company has implemented a series of measures to mitigate their impact. In this sense, the Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the eventual impacts on its equity and financial situation. The Company considers that its current financial position will allow it to comply, in the short term, with its foreign currency commitments. The Company’s financial statements should be read in light of these circumstances.

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 87% of the segment’s total revenues for the years ended December 31, 2024, 2023 and 2022. Total operating cost denominated in Argentine Pesos accounted for 74%, 81% and 83% for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, 2023 and 2022, 44%, 35% and 35% of total revenues are denominated in Argentine, respectively.

tgs’ financial risk management policies are defined with the objective of mitigating the impact of exchange rate fluctuations on the Company’s foreign currency position. To this end, alternative investment evaluations are regularly carried out to diversify tgs’ investment portfolio among instruments denominated in U.S. dollars or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, if deemed appropriate, the Company enters into derivative financial instruments that allow hedging the fluctuation of the U.S. dollar on the positions in such currency in the long term.

However, the Company, in order to mitigate the impact on the future variation of the exchange rate, has placed funds in assets denominated in U.S. dollars. As of December 31, 2024, 81% of the Company’s fund placements are denominated in U.S. dollars.

For further information regarding the Company’s foreign currency position see “Note 18. Foreign currency assets and liabilities”.

Management of the Company estimates that, based on the net asset / liability position as of December 31, 2024 and 2023, a 10% appreciation in the exchange rate of the U.S. dollar against the Argentine peso, with all other economic-financial variables stable, could have resulted in a pre-tax income / (loss) of Ps. 10,758,875 and (Ps. 13,625,470), respectively. A 10% depreciation of the U.S. dollar against the Argentine peso would have an equal and opposite effect on the Statement of Comprehensive Income. This sensitivity analysis is theoretical as the actual impacts could differ significantly and vary over time.

In order to mitigate the exchange rate risk, during fiscal year 2024, tgs entered into both forward purchase operations of US dollars, as well as investments in mutual funds linked to the US dollar in order to hedge exposure to the risk associated with the exchange rate that derives from its financial debt.

16.1.2 Interest rate risk

Interest rate risk management seeks to reduce financial costs and limit the Company’s exposure to increases in interest rates. tgs’ exposure to risks associated with interest rate variations is limited given that all of its financial debt is subject to fixed interest rates. Information regarding the Company’s financing is disclosed in Note 13.

In addition, the main objective of the Company’s financial investment activities is to obtain the highest return by investing in low-risk and highly liquid instruments. The Company maintains a portfolio of cash equivalents and short-term investments comprised of investments in mutual funds and deposits in interest-bearing bank accounts, public and private securities. The risk of these instruments is low since they are mostly short-term and highly liquid in recognized financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policies are defined with the objective of reducing the impact of the loss of purchasing power. During the 2024 and 2023 fiscal years the Company has maintained an asset net monetary position. As a consequence, tgs has recorded a net gain from exposure to inflation in the monetary items. In the fiscal year 2022, the Company maintained a liability net monetary position, resulting a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2024 and 2023:

	Financial assets		Financial liabilities
	2024	2023	2024 (1)	2023 (2)
Fix interest rate	271,609,495	467,260,631	566,132,461	989,588,087
Variable interest rate	17,716,933	4,080,178	-	-
Total	289,326,428	471,340,809	566,132,461	989,588,087
(1)	Includes 2031 Notes. For further information see Note 13 to the Consolidated Financial Statements.
(2)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

16.1.3 Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Commercialization business segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sales prices of exported propane, butane and natural gasoline are determined according to international reference prices (Mont Belvieu for propane and butane and NWE ARA for natural gasoline). Additionally, most of the total sales of propane and butane that are made in the domestic market are made at prices set by the Secretary of Energy for the different market segments.

These prices have historically fluctuated in response to macroeconomic conditions and changes in supply and demand, which could affect tgs’ profitability.

Based on volume of sales for the years ended December 31, 2024, 2023 and 2022, tgs estimated that, other factors being constant, a decrease of US$ 50 per ton in the international price of LPG and natural gasoline, respectively, would have decrease the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 19,611,268, Ps. 29,490,323 and Ps. 21,749,155, respectively. On the other hand, an increase of US$ 50 per ton in the international price would have had the opposite effect.

16.1.4 Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

Trade and other receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2024 and 2023, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2024	2023
Current trade receivables	156,318,243	111,284,256
Allowances for doubtful accounts (1)	(301,770)	(657,145)
Total	156,016,473	110,627,111
(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

Likewise, as of December 31, 2024 and 2023, the Company has credits for government grants for Ps. 10,881,706 and Ps. 10,182,355, respectively.

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of revenues made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31, 2024, 2023 and 2022 and the revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
MetroGAS	113,619,394	13,033,790	52,956,427	3,216,147	70,225,756
Camuzzi Gas Pampeana S.A.	84,337,807	9,716,865	39,350,617	2,365,244	52,002,664
Naturgy Argentina	68,778,244	8,436,333	32,038,698	2,059,127	42,627,598
CAMMESA	35,418,327	9,213,758	19,266,336	3,187,698	25,736,270
Pampa Energía	17,086,616	2,253,966	7,536,340	578,565	9,978,132
Camuzzi Gas del Sur S.A.	20,456,659	2,339,822	9,771,707	145,085	12,320,110

The amounts of Liquids Production and Commercialization revenues made to major customers during the years ended December 31, 2024, 2023 and 2022 and revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
PBB Polisur	136,799,988	13,770,395	219,991,441	16,318,300	173,532,947
Geogas Trading S.A.	24,139,860	-	18,135,161	-	24,877,680
YPF	15,426,368	1,171,556	10,591,489	194,191	17,622,408
Petrobras Global Trading BV	8,412,581	-	4,152,820	4,152,820	1,901,593
Trafigura Beheer	77,917,255	5,514,642	90,033,255	6,725,928	108,289,447
Pampa Energía	16,099,079	2,377,690	18,740,254	1,407,443	24,299,050

The amounts of Midstream revenues made to major customers during the years ended December 31, 2024, 2023 and 2022 and revenues receivable balances (net of allowances) as of December 31, 2024 and 2023 are set forth below:

	2024		2023		2022
	Revenues	Trade Receivables	Revenues	Trade Receivables	Revenues
Tecpetrol	20,728,296	3,890,477	25,289,029	3,677,427	18,448,921
Exxomobil Exploration	11,158,951	1,536,303	11,586,808	1,932,210	11,075,715
YPF	25,320,969	5,145,765	28,150,424	8,201,398	29,012,777
Vista Energy	7,852,914	1,528,803	4,485,314	1,052,351	1,596,493
Pluspetrol	39,036,630	7,042,032	26,921,717	6,042,231	17,892,760
Pampa Energía	49,595,319	8,544,281	38,397,233	9,201,069	26,941,028

Cash and financial placements

The credit risk on cash and cash equivalents and other financial placements is limited since tgs has short-term fund placement policies whose main objective is to obtain an adequate return based on market characteristics and minimizing risk exposure. These placements are diversified in different financial institutions with adequate credit ratings in order to limit exposure to a few financial institutions. The Company’s maximum exposure to credit risk will be given by the carrying value of assets included in cash and cash equivalents and other financial assets measured at amortized cost.

Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, and (iv) other receivables as of December 31, 2024 and 2023:

	December 31, 2024
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	59,973,684	464,955,449	28,714
With specified maturity
Overdue
Until el 12-31-2023	-	-	3,272,641
From 01-01-24 to 03-31-24	-	-	-
From 04-01-24 to 06-30-24	-	-	-
From 07-01-24 to 09-30-24	-	-	325,537
From 10-01-24 to 12-31-24	-	-	20,632,187
Total overdue	-	-	24,230,365

Non-due
From 01-01-25 to 03-31-25	-	240,634,495	143,842,758
From 04-01-25 to 06-30-25	-	-	1,853
From 07-01-25 to 09-30-25	-	-	48,767
From 10-01-25 to 12-31-25	-	30,975,000	22,358
During 2026	-	-	427,896
During 2027	-	-	-
During 2028	-	-	-
From 2029 onwards	-	-	-

Total non-due	-	271,609,495	144,343,632
Total with specified maturity	-	271,609,495	168,573,997
Total	59,973,684	736,564,944	168,602,711
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

	December 31, 2023
	Cash and cash equivalents	Financial assets	Credits (1) (2)
Without specified maturity	14,370,655	473,717,157	28,144
With specified maturity
Overdue
Until 12-31-2022	-	-	940,878
From 01-01-23 to 03-31-23	-	-	211
From 04-01-23 to 06-30-23	-	-	459
From 07-01-23 to 09-30-23	-	-	20,640
From 10-01-23 to 12-31-23	-	-	6,766,981
Total overdue	-	-	7,729,169

Non-due
From 01-01-24 to 03-31-24	-	220,547,718	98,788,606
From 04-01-24 to 06-30-24	-	8,771,277	16,286,964
From 07-01-24 to 09-30-24	-	-	16,051
From 10-01-24 to 12-31-24	-	46,116	21,700
During 2025	-	233,423,073	42,662
During 2026	-	-	-
During 2027	-	-	-
2028 onwards	-	-	-

Total non-due	-	462,788,184	115,155,983
Total with specified maturity	-	462,788,184	122,885,152
Total	14,370,655	936,505,341	122,913,296
(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

16.1.5 Liquidity risk

This risk involves the difficulties that tgs may have in meeting its commercial and financial obligations. To this end, the expected cash flow is regularly monitored.

tgs has policies for borrowing funds whose main objective is to cover financing needs at the lowest cost according to market conditions. One of the Company’s main objectives is to have financial solvency. Given the current conditions of the financial market, the Company believes that the availability of resources and the positive cash flow from operations are sufficient to meet its current obligations, despite having credit lines for borrowing funds.

Additionally, a methodology is used for the analysis and assignment of credit limits to the different financial entities in order to minimize the associated liquidity risk. In line with this, the Company invests its liquid funds in financial entities with an adequate credit rating.

Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2024 and 2023. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

	December 31, 2024
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until el 12-31-2023	-	522,090	-
From 01-01-24 to 03-31-24	-	311	-
From 04-01-24 to 06-30-24	-	311	-
From 07-01-24 to 09-30-24	-	311	-
From 10-01-24 to 12-31-24	-	311	-
Total overdue	-	523,334	-

Non-due
From 01-01-25 to 03-31-25	50,242,959	118,427,943	2,124,119
From 04-01-25 to 06-30-25	22,308,860	933,245	2,124,119
From 07-01-25 to 09-30-25	21,491,400	-	2,124,119
From 10-01-25 to 12-31-25	-	-	2,124,119
During 2026	42,982,800	-	5,432,723
During 2027	42,982,800	-	866,831
During 2028	677,611,200	-	-
From 2029 onwards	-	-	-
Total non-due	857,620,019	119,361,188	14,796,030
Total with specified maturity	857,620,019	119,884,522	14,796,030
Total	857,620,019	119,884,522	14,796,030

	December 31, 2023
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2022	-	1,080,571	-
From 01-01-23 to 03-31-23	-	677	-
From 04-01-23 to 06-30-23	-	677	-
From 07-01-23 to 09-30-23	-	677	-
From 10-01-23 to 12-31-23	-	677	1,327,128
Total overdue	-	1,083,279	1,327,128

Non-due
From 01-01-24 to 03-31-24	47,719,339	100,449,627	3,604,121
From 04-01-24 to 06-30-24	60,596,588	228,584	3,604,121
From 07-01-24 to 09-30-24	260,323	-	3,604,121
From 10-01-24 to 12-31-24	62,766,409	-	3,604,121
During 2025	954,060,887	-	14,494,314
During 2026	-	-	9,267,794
During 2027	-	-	1,478,744
2028 onwards	-	-	-
Total non-due	1,125,403,546	100,678,211	39,657,336
Total with specified maturity	1,125,403,546	101,761,490	40,984,464
Total	1,125,403,546	101,761,490	40,984,464

16.1.6 Capital management risk

The Company’s objectives in managing capital are to safeguard the Company’s ability to continue as a going concern, to achieve an optimal cost of capital structure and to support the investment process in order to provide returns to shareholders and benefits to other stakeholders.

tgs seeks to maintain a level of cash generation from its operating activities that will enable it to meet all of its commitments.

The Company monitors capital on the basis of the leverage ratio. This ratio is calculated as total financial debt (including “current financial debt” and “non-current financial debt” as shown in the Statement of Financial Position) divided by total capital. Total capital is calculated as “Shareholders’ Equity”, as shown in the Statement of Changes in Shareholders’ Equity, plus total financial debt.

During the years ended December 31, 2024 and 2023, the gearing ratio was as follows:

	2024	2023
Total debt (Note 13)	580,109,631	1,027,078,808
Total equity	2,233,512,179	1,863,348,684
Total capital	2,813,621,810	2,890,427,492
Gearing Ratio	0.21	0.36

16.2 Financial instruments by category and level of hierarchy

16.2.1 Categorization of financial instruments

Accounting policies for the categorization of financial instruments were explained in Note 4.e. In accordance with IFRS Accounting Standards 7, IAS 32 and IFRS Accounting Standards 9, non-financial assets and liabilities, such as contract and supplier liabilities, tax and social charges, income tax and deferred income tax are not included.

The categorization of financial assets and liabilities as of December 31, 2024 and 2023 is included below:

	December 31, 2024
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	156,016,473	156,016,473
Other receivables	-	11,862,574	11,862,574
Financial assets at amortized cost	-	271,609,495	271,609,495
Financial assets at fair value through profit or loss	464,955,449	-	464,955,449
Cash and cash equivalents	17,716,933	42,256,751	59,973,684
Total current assets	482,672,382	481,745,293	964,417,675

NON-CURRENT ASSETS
Other receivables	-	421,894	421,894
Total non-current assets	-	421,894	421,894
Total assets	482,672,382	482,167,187	964,839,569

	Financial liabilities at fair value	Financial liabilities at amortized Cost	Total
CURRENT LIABILITIES
Trade payables	-	76,722,524	76,722,524
Loans	-	78,396,382	78,396,382
Payroll and social security taxes payables	-	16,100,693	16,100,693
Other payables	-	243,983	243,983
Total current liabilities	-	171,463,582	171,463,582

NON-CURRENT LIABILITIES
Loans	-	501,713,249	501,713,249
Total non-current liabilities	-	501,713,249	501,713,249
Total liabilities	-	673,176,831	673,176,831

	December 31, 2023
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	110,627,111	110,627,111
Other receivables	-	11,597,494	11,597,494
Financial assets at amortized cost	-	229,365,109	229,365,109
Financial assets at fair value through profit or loss	473,717,157	-	473,717,157
Cash and cash equivalents	4,472,780	9,897,875	14,370,655
Total current assets	478,189,937	361,487,589	839,677,526

NON-CURRENT ASSETS
Other receivables	-	31,546	31,546
Financial assets measured at amortized cost	-	233,423,075	233,423,075
Total non-current assets	-	233,454,621	233,454,621
Total assets	478,189,937	594,942,210	1,073,132,147

	Financial liabilities at fair value	Financial liabilities at amortized cost	Total
CURRENT LIABILITIES
Trade payables	-	90,857,949	90,857,949
Loans	-	131,893,312	131,893,312
Payroll and social security taxes payables	-	10,745,851	10,745,851
Other payables	-	161,960	161,960
Total current liabilities	-	233,659,072	233,659,072

NON-CURRENT LIABILITIES
Loans	-	895,185,496	895,185,496
Total non-current liabilities	-	895,185,496	895,185,496
Total liabilities	-	1,128,844,568	1,128,844,568

16.2.2 Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs based on the lowest level of input significant to the overall fair value. These levels are:

•
Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the Bolsas y Mercados Argentinos S.A. (“BYMA”). Mutual funds mainly invest in highly liquid instruments with low price risk.

•
Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices). Within this level, the Company includes those derivate financial instruments for which it was not able to find an active market.

•	Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2024 and 2023, there were no transfers between the different hierarchies used to determine the fair value of the Company’s financial instruments or reclassifications between categories of financial instruments.

The tables below show different assets at their fair value classified by hierarchy as of December 31, 2024 and 2023:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	17,716,933	-	-	17,716,933
Financial assets at fair value through profit or loss	464,955,449	-	-	464,955,449
Total	482,672,382	-	-	482,672,382

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	4,472,780	-	-	4,472,780
Financial assets at fair value through profit or loss	473,717,157	-	-	473,717,157
Total	478,189,937	-	-	478,189,937

The fair value amount of the financial assets is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2024, the carrying amount of certain financial instruments used by the Company, in cash, cash equivalents, other investments, accounts receivable and payable and short-term obligations is representative of fair value due to the short-term nature of these instruments.

The estimated fair value of Non-current loans is estimated based on quoted market prices. The following table reflects the carrying amount and estimated fair value of the 2031 Notes at December 31, 2024, based on their quoted market price:

	As of December 31, 2024
	Carrying amount	Fair value
2031 Notes	514,170,137	528,840,144